Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

20. Earnings Per Share

The weighted average shares used in calculating earnings per share were:

	2011	2010	2009

Weighted average shares basic	89.2	87.3	81.5
Effect of dilutive securities:
stock options/share awards	0.5	0.6	0.4
equity units	4.0	4.5	2.6

Weighted average shares diluted	93.7	92.4	84.5

For 2011 and 2010, 4.0 million and 4.5 million shares, respectively, were included in the dilutive weighted average share amount related to the equity units. The potential number of shares which will be converted in the future related to the equity units, calculated at December 31, 2011, varies between 5.7–6.9 million, for further information see Note 13.

Approximately 0.2 million, 0.1 million and 0.9 million common shares related to the Company's Stock Incentive Plan, which were antidilutive during the respective year, but that could potentially dilute basic EPS in the future, are not included in the computation of the diluted EPS for 2011, 2010 and 2009, respectively.